State Street My2032 High Yield Corporate Bond ETF N-1A Cover	Sep. 16, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	SSGA Active Trust
Entity Central Index Key	0001516212
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 16, 2026
Prospectus Date	Sep. 22, 2026